Note 6 - Disclosures to the Consolidated Statements of Income or Loss - Other Operating Income (Expenses) (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement Line Items [Line Items]
Other operating income	€ 1,560	€ 269	€ 334
Income from currency revaluation	1,235	0	0
Income Renault ZOE	0	47	240
Government grant	260	71	68
Miscellaneous income	65	151	26
Other operating expenses	(718)	(452)	(349)
Expenses from currency revaluation	(560)	(452)	0
Miscellaneous expense	(158)	0	(349)
Other operating income/(expenses)	€ 842	€ (183)	€ (15)